CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 62	$ 5,849	$ 1,432
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,636	2,781	2,069
Exchange differentials of loans			(1)
Loss on sale of property, plant and equipment	12		10
Loss (gain) from change in fair value of derivatives	(152)	10
Interest from short-term bank deposits and restricted deposits	(24)	(33)	(128)
Change in provision for doubtful accounts	(29)	206
Share in results and sale of equity investment of affiliated companies	55	(1,237)	(267)
Share based compensation	105	38	38
Gain on bargain purchase		(4,833)
Liability in respect of employee rights upon retirement	123	28	(485)
Deferred income taxes, net	1,670	(21)	1,229
Changes in operating assets and liabilities:
Amounts due to related parties, net			5
Decrease (increase) in trade accounts receivable	(2,392)	(2,375)	2,730
Decrease (increase) in other current assets and prepaid expenses	1,487	(85)	(833)
Increase in inventory	(2,707)	(571)	(6,009)
Increase (decrease) in trade accounts payable	1,192	436	(509)
Increase (decrease) in accrued expenses	2,521	525	(715)
Increase (decrease) in other long-term liabilities	(38)	15	(24)
Net cash provided by (used in) operating activities	5,521	733	(1,458)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of subsidiary (A)			2,176
Acquisitions of subsidiary, net of cash acquired in the amount of $1,164 (see note 3a)		(1,796)
Proceeds from sale of equity investment of affiliated company		3,624
Investment in affiliated company	(905)
Funds in respect of employee rights upon retirement	2	8	352
Proceeds from sale of property and equipment	17	9	19
Purchase of property and equipment	(5,702)	(3,315)	(3,021)
Investment in short-term deposit		(8,109)
Maturities of short-term deposits	7,182	5,109	5,098
Net cash provided by (used in) investing activities	594	(4,470)	4,624
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term loans			(883)
Dividend paid	(3,000)		(2,000)
Repayments of short-term loans		(469)	(26)
Payment of contingent consideration	(500)
Exercise of options	130
Net cash used in financing activities	(3,370)	(469)	(2,909)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,745	(4,206)	257
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	18,688	22,894	22,637
CASH AND CASH EQUIVALENTS AT END OF YEAR	21,433	18,688	22,894
SUPPLEMENTARY INFORMATION ON INVESTING ACTIVITIES NOT INVOLVING CASH FLOW:
Purchase of property, plant and equipment on credit	268	76	44
Supplemental disclosure of cash flow information:
Interest paid	(2)	(4)	(15)
Income taxes paid	$ (1,473)	$ (1,321)	$ (571)